Management Fees, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Fees from affiliated owner	$ 3,542	$ 4,000	$ 4,410
Fees from unaffiliated owners	10,252	11,289	13,447
Total management fees	15,610	17,408	19,921
Fees from Owners
Related Party Transaction [Line Items]
Total management fees	13,794	15,289	17,857
Other Fees
Related Party Transaction [Line Items]
Total management fees	$ 1,816	$ 2,119	$ 2,064